Property and Equipment	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

6.	Property and Equipment

	September 30, 2017	September 24, 2016
Short-term leasehold property	$371	$360
Video lottery terminals	105,525	104,176
Computer equipment	8,428	7,242
Plant and machinery	3,358	3,215
	117,682	114,993
Less: accumulated depreciation and amortization	(74,197)	(65,762)
	$43,485	$49,231

Depreciation and amortization expense for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015 was $18,378, $22,396 and $27,297, respectively. Cost of equipment associated with specific contracts and internal use software projects are recorded as assets in the course of construction (a subsection of video lottery terminals) and not depreciated until placed in service. When the equipment is placed into service, the related costs are transferred from assets in the course of construction to video lottery terminals, and we commence depreciation. Depreciation expense is separately included within depreciation and amortization expense on the consolidated statements of operations and comprehensive loss.